Expense Example {- Franklin Maryland Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-22 - Franklin Maryland Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 460
3 years	642
5 years	839
10 years	1,407
Class A1
Expense Example:
1 year	446
3 years	597
5 years	761
10 years	1,236
Class C
Expense Example:
1 year	229
3 years	403
5 years	697
10 years	1,534
Class R6
Expense Example:
1 year	58
3 years	187
5 years	327
10 years	736
Advisor Class
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774